Operating Costs And Expenses - Additional Information (Detail) R$ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019 BRL (R$) Employee	Dec. 31, 2018 BRL (R$) Employee	Dec. 31, 2017 BRL (R$) Employee	Dec. 31, 2016 BRL (R$)
Disclosure of operating costs and expenses [line Items]
Period of eligibility for the severance program	25 years		25 years
Penalty in percentage			40.00%
Programmed voluntary retirement plan expense | R$			R$ 26	R$ 214	R$ 93
Number of employees completing severance | Employee			151	1,189
PDVP 2019 [member]
Disclosure of operating costs and expenses [line Items]
Programmed voluntary retirement plan expense | R$		R$ 21	R$ 66
Number of employees completing severance | Employee		155	458